Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Payables and Accruals [Abstract]
Wages and taxes	$ 799,711	$ 514,713	$ 175,357
Accrued interest	96,903	15,437	25,534
Total accrued expenses	$ 896,614	$ 530,150	$ 200,891